Condensed Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (1,845)	$ 29,810	$ 28,658
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1,170	2,172	1
Change in fair value of the Put Option	150	150	123
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(2,995)	(2,750)	8,927
Accrued expenses and other current liabilities	(8,677)	8,547	743
Net cash provided by operating activities	2,960	61,214	53,729
Investing activity
Cash consideration paid for business acquisition of Citylead	0	0	500
Net cash used in investing activity	(21,510)	(25,920)	9,291
Financing activity
Net cash used in financing activity	23,231	6,403	290
Net (decrease) increase in cash and cash equivalents	7,313	52,101	67,992
Cash and cash equivalents at the beginning of the year	250,637	198,536	130,544
Cash and cash equivalents at the end of the year	257,950	250,637	198,536
Parent Company
Operating activities:
Net income (loss)	(3,294)	27,127	27,840
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1,170	2,172	1
Change in fair value of the Put Option	150	150	123
Gain on investment in subsidiaries and VIE	2,060	(29,459)	(21,997)
Change in operating assets and liabilities:
Amounts due from subsidiaries	(321)	103	(6,190)
Prepaid expenses and other current assets		39	48
Accrued expenses and other current liabilities	134	(103)	99
Net cash provided by operating activities	(101)	29	(76)
Investing activity
Cash consideration paid for business acquisition of Citylead			(500)
Net cash used in investing activity			(500)
Financing activity
Repurchase of ordinary shares from market
Net cash used in financing activity
Net (decrease) increase in cash and cash equivalents	(101)	29	(576)
Cash and cash equivalents at the beginning of the year	102	73	649
Cash and cash equivalents at the end of the year	$ 1	$ 102	$ 73